Schedule of Basic and Diluted Net Loss Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings Per Share [Abstract]
Net loss attributable	¥ (534,685)	¥ (661,966)	¥ (478,633)
Weighted average ordinary shares outstanding, Basic	42,210,000	41,127,797	38,882,926
Weighted average ordinary shares outstanding, Diluted	42,210,000	41,127,797	38,882,926
Basic net loss per ordinary share	¥ (12.7)	¥ (16.1)	¥ (12.3)
Diluted net loss per ordinary share	¥ (12.7)	¥ (16.1)	¥ (12.3)